Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Property, Plant and Equipment

12. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	2016	2015
	(in US$’000)
Cost
Buildings	2,232	2,392
Leasehold improvements	6,296	5,989
Plant and equipment	86	88
Furniture and fixtures, other equipment and motor vehicles	13,976	12,806
Construction in progress	1,760	567
Total Cost as at December 31	24,350	21,842
Less: Accumulated depreciation
As at January 1	13,335	12,501
Depreciation	2,239	1,908
Disposals	(230)	(550)
Exchange differences	(948)	(524)
As at December 31	14,396	13,335
	9,954	8,507

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 is approximately US$2,239,000,  US$1,908,000 and US$1,180,000 respectively.